Other Investments (Tables)	12 Months Ended
Dec. 31, 2022
Other Investments [Abstract]
Schedule of other investments explanatory

Developments in Other Investment	USD thousands

As at January 1, 2022	1,509
Proceeds from Therapin asset	(143)
Profit from increase in fair value	102
Effect of changes in exchange rates	(176)
As at December 31, 2022(1)	1,292

(1) USD 136 thousand are classified as a current asset.

Schedule of parameters used for measuring fair value of the investor warrants explanatory
Parameters taken into account in the fair value calculation:
Discount rate	11.63%-11.84%
Expected additional payment event	3.7 years